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Diamond Hill Small Cap Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																									DH Small Cap Fund - Investor
Accumulated Value					$ 10,000							$ 9,607				$ 10,890				$ 11,900				$ 11,242				$ 9,054			$ 14,646			$ 12,993			$ 15,422			$ 17,344	$ 18,703
Diamond Hill Small Cap Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																									DH Small Cap Fund - Class I
Accumulated Value					10,000							9,637				10,952				12,008				11,375				9,191			14,907			13,263			15,786			17,802	$ 19,253
Diamond Hill Small Cap Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																																									DH Small Cap Fund - Class Y
Accumulated Value					500,000							482,260				548,769				602,099				571,153				461,917			750,183			668,238			796,403			899,374	$ 974,009
Diamond Hill Small-Mid Cap Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																									DH Small-Mid Cap Fund - Investor
Accumulated Value					10,000							10,099				11,707				12,443				12,577				10,507			16,626			14,935			16,442			17,312	$ 18,731
Diamond Hill Small-Mid Cap Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																									DH Small-Mid Cap Fund - Class I
Accumulated Value					10,000							10,122				11,774				12,555				12,729				10,668			16,920			15,241			16,823			17,772	$ 19,288
Diamond Hill Small-Mid Cap Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																																									DH Small-Mid Cap Fund - Class Y
Accumulated Value					500,000							506,824				590,068				629,991				639,296				536,316			852,111			768,313			849,264			898,446	$ 976,143
Diamond Hill Mid Cap Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																									DH Mid Cap Fund - Investor
Accumulated Value					10,000							10,124				11,814				12,698				13,188				10,598			16,536			14,815			15,932			17,713	$ 19,659
Diamond Hill Mid Cap Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																									DH Mid Cap Fund - Class I
Accumulated Value					10,000							10,154				11,893				12,811				13,358				10,759			16,840			15,131			16,318			18,195	$ 20,254
Diamond Hill Mid Cap Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																																									DH Mid Cap Fund - Class Y
Accumulated Value					500,000							508,627				595,626				642,857				670,663				540,869			847,289			761,953			823,498			919,230	$ 1,024,731
Diamond Hill Large Cap Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																									DH Large Cap Fund - Investor
Accumulated Value					10,000							9,923				12,150				12,922				14,506				13,651			19,790			17,734			19,562			22,388	$ 24,553
Diamond Hill Large Cap Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																									DH Large Cap Fund - Class I
Accumulated Value					10,000							9,953				12,218				13,037				14,676				13,850			20,141			18,094			20,023			22,985	$ 25,281
Diamond Hill Large Cap Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																																									DH Large Cap Fund - Class Y
Accumulated Value					500,000							498,199				612,361				654,055				737,037				696,057			1,013,515			911,877			1,010,115			1,160,780	$ 1,278,406
Diamond Hill Large Cap Concentrated Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																									DH Large Cap Concentrated Fund - Investor
Accumulated Value		$ 10,000					$ 10,980						$ 9,663				$ 11,074				$ 13,238				$ 15,046
Diamond Hill Large Cap Concentrated Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																									DH Large Cap Concentrated Fund - Class I
Accumulated Value		10,000					10,990						9,698				11,146				13,365				$ 15,249
Diamond Hill Large Cap Concentrated Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																									DH Large Cap Concentrated Fund - Class Y
Accumulated Value		500,000					549,500						485,649				558,885				670,687				$ 765,868
Diamond Hill Select Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																									DH Select Fund - Investor
Accumulated Value					10,000							8,594				10,729				12,188				12,370				11,343			19,351			16,959			20,399			24,115	$ 26,395
Diamond Hill Select Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																									DH Select Fund - Class I
Accumulated Value					10,000							8,617				10,791				12,292				12,515				11,510			19,692			17,304			20,883			24,766	$ 27,177
Diamond Hill Select Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																																									DH Select Fund - Class Y
Accumulated Value					500,000							431,338				540,050				616,198				627,861				578,371			990,755			871,899			1,053,365			1,250,063	$ 1,374,255
Diamond Hill Long-Short Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																									DH Long-Short Fund - Investor
Accumulated Value					10,000							9,626				11,124				11,157				12,246				11,229			14,553			13,917			14,490			17,234	$ 18,708
Diamond Hill Long-Short Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																									DH Long-Short Fund - Class I
Accumulated Value					10,000							9,652				11,189				11,259				12,392				11,393			14,809			14,206			14,834			17,696	$ 19,269
Diamond Hill Long-Short Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																																									DH Long-Short Fund - Class Y
Accumulated Value					500,000							483,263				560,556				564,791				622,162				572,689			745,343			715,956			748,358			893,449	$ 974,003
Diamond Hill International Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																						DH International Fund - Investor
Accumulated Value			$ 10,000						$ 11,623					$ 12,884				$ 13,162				$ 11,989				$ 17,459			$ 14,278			$ 16,732			$ 18,449			$ 20,855
Diamond Hill International Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																						DH International Fund - Class I
Accumulated Value			10,000						11,639					12,940				13,258				12,107				17,680			14,504			17,050			18,848			$ 21,382
Diamond Hill International Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																																						DH International Fund - Class Y
Accumulated Value			500,000						582,319					648,161				664,907				607,976				888,701			729,770			858,614			950,495			$ 1,079,744
Diamond Hill Short Duration Securitized Bond Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																							DH Short Duration Securitized Bond Fund - Investor
Accumulated Value				$ 10,000							$ 10,343				$ 10,650				$ 11,150				$ 10,985				$ 11,879			$ 11,498			$ 11,792			$ 12,991			$ 14,073
Diamond Hill Short Duration Securitized Bond Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																							DH Short Duration Securitized Bond Fund - Class I
Accumulated Value				10,000							10,371				10,710				11,248				11,111				12,053			11,704			12,035			13,312			$ 14,457
Diamond Hill Short Duration Securitized Bond Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																																							DH Short Duration Securitized Bond Fund - Class Y
Accumulated Value				500,000							519,521				536,986				564,414				558,203				605,552			589,220			606,627			671,668			$ 730,346
Diamond Hill Core Bond Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																							DH Core Bond Fund - Investor
Accumulated Value				10,000							10,033				10,061				10,873				11,743				11,770			10,713			10,611			11,059			$ 11,788
Diamond Hill Core Bond Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																							DH Core Bond Fund - Class I
Accumulated Value				10,000							10,071				10,120				10,969				11,881				11,944			10,896			10,826			11,312			$ 12,090
Diamond Hill Core Bond Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name																																							DH Core Bond Fund - Class Y
Accumulated Value				500,000							503,883				507,166				549,742				596,642				599,934			547,979			545,190			570,977			$ 610,891
Diamond Hill Core Plus Bond Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name										DH Core Plus Bond Fund - Investor
Accumulated Value	$ 10,000					$ 9,931		$ 10,219		$ 10,350
Diamond Hill Core Plus Bond Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name										DH Core Plus Bond Fund - Class I
Accumulated Value	10,000					9,938		10,234		$ 10,366
Diamond Hill Core Plus Bond Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name										DH Core Plus Bond Fund - Class Y
Accumulated Value	500,000					496,929		511,917		$ 519,131
Diamond Hill Small Cap Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000 Index
Accumulated Value					10,000							10,214				12,104				13,893				15,141				16,130			23,253			20,029			23,825			29,335	$ 33,822
Diamond Hill Small Cap Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000 Index
Accumulated Value					10,000							10,214				12,104				13,893				15,141				16,130			23,253			20,029			23,825			29,335	$ 33,822
Diamond Hill Small Cap Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000 Index
Accumulated Value					500,000							510,692				605,218				694,658				757,055				806,488			1,162,668			1,001,457			1,191,270			1,466,752	$ 1,691,103
Diamond Hill Small-Mid Cap Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000 Index
Accumulated Value					10,000							10,214				12,104				13,893				15,141				16,130			23,253			20,029			23,825			29,335	$ 33,822
Diamond Hill Small-Mid Cap Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000 Index
Accumulated Value					10,000							10,214				12,104				13,893				15,141				16,130			23,253			20,029			23,825			29,335	$ 33,822
Diamond Hill Small-Mid Cap Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000 Index
Accumulated Value					500,000							510,692				605,218				694,658				757,055				806,488			1,162,668			1,001,457			1,191,270			1,466,752	$ 1,691,103
Diamond Hill Mid Cap Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000 Index
Accumulated Value					10,000							10,214				12,104				13,893				15,141				16,130			23,253			20,029			23,825			29,335	$ 33,822
Diamond Hill Mid Cap Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000 Index
Accumulated Value					10,000							10,214				12,104				13,893				15,141				16,130			23,253			20,029			23,825			29,335	$ 33,822
Diamond Hill Mid Cap Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000 Index
Accumulated Value					500,000							510,692				605,218				694,658				757,055				806,488			1,162,668			1,001,457			1,191,270			1,466,752	$ 1,691,103
Diamond Hill Large Cap Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000 Index
Accumulated Value					10,000							10,214				12,104				13,893				15,141				16,130			23,253			20,029			23,825			29,335	$ 33,822
Diamond Hill Large Cap Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000 Index
Accumulated Value					10,000							10,214				12,104				13,893				15,141				16,130			23,253			20,029			23,825			29,335	$ 33,822
Diamond Hill Large Cap Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000 Index
Accumulated Value					500,000							510,692				605,218				694,658				757,055				806,488			1,162,668			1,001,457			1,191,270			1,466,752	$ 1,691,103
Diamond Hill Large Cap Concentrated Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000 Index
Accumulated Value		10,000					11,212						9,657				11,488				14,144				$ 16,308
Diamond Hill Large Cap Concentrated Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000 Index
Accumulated Value		10,000					11,212						9,657				11,488				14,144				$ 16,308
Diamond Hill Large Cap Concentrated Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000 Index
Accumulated Value		500,000					560,597						482,867				574,388				707,216				$ 815,390
Diamond Hill Select Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000 Index
Accumulated Value					10,000							10,214				12,104				13,893				15,141				16,130			23,253			20,029			23,825			29,335	$ 33,822
Diamond Hill Select Fund | Class I Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000 Index
Accumulated Value					10,000							10,214				12,104				13,893				15,141				16,130			23,253			20,029			23,825			29,335	$ 33,822
Diamond Hill Select Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000 Index
Accumulated Value					500,000							510,692				605,218				694,658				757,055				806,488			1,162,668			1,001,457			1,191,270			1,466,752	$ 1,691,103
Diamond Hill Long-Short Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000 Index
Accumulated Value					10,000							10,214				12,104				13,893				15,141				16,130			23,253			20,029			23,825			29,335	$ 33,822
Diamond Hill Long-Short Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000 Index
Accumulated Value					10,000							10,214				12,104				13,893				15,141				16,130			23,253			20,029			23,825			29,335	$ 33,822
Diamond Hill Long-Short Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 3000 Index
Accumulated Value					500,000							510,692				605,218				694,658				757,055				806,488			1,162,668			1,001,457			1,191,270			1,466,752	$ 1,691,103
Diamond Hill International Fund | Investor Class | MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						MSCI ACWI ex USA Index
Accumulated Value			10,000						11,409					12,240				12,398				11,802				16,018			12,907			14,549			16,240			$ 19,118
Diamond Hill International Fund | Class I | MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						MSCI ACWI ex USA Index
Accumulated Value			10,000						11,409					12,240				12,398				11,802				16,018			12,907			14,549			16,240			$ 19,118
Diamond Hill International Fund | Class Y | MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name																																						MSCI ACWI ex USA Index
Accumulated Value			$ 500,000						$ 570,472					$ 611,993				$ 619,879				$ 590,108				$ 800,889			$ 645,364			$ 727,427			$ 811,977			$ 955,885
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg US Aggregate Bond Index
Accumulated Value				10,000							9,899				9,860				10,636				11,565				11,527			10,340			10,243			10,513			$ 11,152
Diamond Hill Short Duration Securitized Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg US Aggregate Bond Index
Accumulated Value				10,000							9,899				9,860				10,636				11,565				11,527			10,340			10,243			10,513			$ 11,152
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg US Aggregate Bond Index
Accumulated Value				500,000							494,958				492,992				531,787				578,263				576,336			517,018			512,170			525,645			$ 557,584
Diamond Hill Core Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg US Aggregate Bond Index
Accumulated Value				10,000							9,899				9,860				10,636				11,565				11,527			10,340			10,243			10,513			$ 11,152
Diamond Hill Core Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg US Aggregate Bond Index
Accumulated Value				10,000							9,899				9,860				10,636				11,565				11,527			10,340			10,243			10,513			$ 11,152
Diamond Hill Core Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg US Aggregate Bond Index
Accumulated Value				500,000							494,958				492,992				531,787				578,263				576,336			517,018			512,170			525,645			$ 557,584
Diamond Hill Core Plus Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Accumulated Value	10,000					9,806		10,078		$ 10,200
Diamond Hill Core Plus Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Accumulated Value	10,000					9,806		10,078		$ 10,200
Diamond Hill Core Plus Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Accumulated Value	$ 500,000					$ 490,275		$ 503,911		$ 509,991
Diamond Hill Small Cap Fund | Investor Class | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 2000 Index
Accumulated Value					10,000							9,327				11,621				13,663				13,211				12,335			19,987			14,951			16,790			18,479	$ 19,898
Diamond Hill Small Cap Fund | Class I | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 2000 Index
Accumulated Value					10,000							9,327				11,621				13,663				13,211				12,335			19,987			14,951			16,790			18,479	$ 19,898
Diamond Hill Small Cap Fund | Class Y | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 2000 Index
Accumulated Value					500,000							466,347				581,072				683,142				660,535				616,774			999,331			747,525			839,521			923,944	$ 994,915
Diamond Hill Small-Mid Cap Fund | Investor Class | Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 2500 Index
Accumulated Value					10,000							9,633				11,544				13,419				13,657				13,015			20,537			16,224			18,428			20,357	$ 22,374
Diamond Hill Small-Mid Cap Fund | Class I | Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 2500 Index
Accumulated Value					10,000							9,633				11,544				13,419				13,657				13,015			20,537			16,224			18,428			20,357	$ 22,374
Diamond Hill Small-Mid Cap Fund | Class Y | Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 2500 Index
Accumulated Value					500,000							481,650				577,215				670,972				682,832				650,753			1,026,830			811,224			921,391			1,017,848	$ 1,118,679
Diamond Hill Mid Cap Fund | Investor Class | Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell Midcap Index
Accumulated Value					10,000							10,056				11,713				13,157				1,417				13,869			20,776			17,182			19,746			22,289	$ 25,678
Diamond Hill Mid Cap Fund | Class I | Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell Midcap Index
Accumulated Value					10,000							10,056				11,713				13,157				1,417				13,869			20,776			17,182			19,746			22,289	$ 25,678
Diamond Hill Mid Cap Fund | Class Y | Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell Midcap Index
Accumulated Value					500,000							502,789				585,669				657,857				709,336				693,447			1,038,775			859,107			987,324			1,114,446	$ 1,283,902
Diamond Hill Large Cap Fund | Investor Class | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 1000 Value Index
Accumulated Value					10,000							10,286				11,883				12,688				13,762				12,546			18,026			16,797			18,735			21,181	$ 24,084
Diamond Hill Large Cap Fund | Investor Class | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 1000 Index
Accumulated Value					10,000							10,293				12,149				13,916				15,310				16,455			23,543			20,474			24,438			30,274	$ 35,016
Diamond Hill Large Cap Fund | Class I | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 1000 Value Index
Accumulated Value					10,000							10,286				11,883				12,688				13,762				12,546			18,026			16,797			18,735			21,181	$ 24,084
Diamond Hill Large Cap Fund | Class I | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 1000 Index
Accumulated Value					10,000							10,293				12,149				13,916				15,310				16,455			23,543			20,474			24,438			30,274	$ 35,016
Diamond Hill Large Cap Fund | Class Y | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 1000 Value Index
Accumulated Value					500,000							514,302				594,174				634,402				688,087				627,284			901,304			839,840			936,755			1,059,064	$ 1,204,177
Diamond Hill Large Cap Fund | Class Y | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 1000 Index
Accumulated Value					500,000							514,675				607,469				695,777				765,489				822,753			1,177,133			1,023,692			1,221,915			1,513,676	$ 1,750,785
Diamond Hill Large Cap Concentrated Fund | Investor Class | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Value Index
Accumulated Value		10,000					11,140						10,380				11,578				13,090				$ 14,883
Diamond Hill Large Cap Concentrated Fund | Investor Class | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Index
Accumulated Value		10,000					11,264						9,796				11,693				14,485				$ 16,754
Diamond Hill Large Cap Concentrated Fund | Class I | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Value Index
Accumulated Value		10,000					11,140						10,380				11,578				13,090				$ 14,883
Diamond Hill Large Cap Concentrated Fund | Class I | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Index
Accumulated Value		10,000					11,264						9,796				11,693				14,485				$ 16,754
Diamond Hill Large Cap Concentrated Fund | Class Y | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Value Index
Accumulated Value		500,000					556,996						519,011				578,904				654,489				$ 744,168
Diamond Hill Large Cap Concentrated Fund | Class Y | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 1000 Index
Accumulated Value		$ 500,000					$ 563,219						$ 489,803				$ 584,646				$ 724,244				$ 837,693
Diamond Hill Long-Short Fund | Investor Class | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 1000 Index
Accumulated Value					10,000							10,293				12,149				13,916				15,310				16,455			23,543			20,474			24,438			30,274	$ 35,016
Diamond Hill Long-Short Fund | Investor Class | 60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index
Accumulated Value					10,000							10,206				11,303				12,340				13,244				14,003			17,429			16,101			18,257			21,265	$ 23,686
Diamond Hill Long-Short Fund | Class I | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 1000 Index
Accumulated Value					10,000							10,293				12,149				13,916				15,310				16,455			23,543			20,474			24,438			30,274	$ 35,016
Diamond Hill Long-Short Fund | Class I | 60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index
Accumulated Value					10,000							10,206				11,303				12,340				13,244				14,003			17,429			16,101			18,257			21,265	$ 23,686
Diamond Hill Long-Short Fund | Class Y | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 1000 Index
Accumulated Value					500,000							514,675				607,469				695,777				765,489				822,753			1,177,133			1,023,692			1,221,915			1,513,676	$ 1,750,785
Diamond Hill Long-Short Fund | Class Y | 60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									60% Russell 1000/40% Bloomberg US T-Bill 1-3 Month Index
Accumulated Value					$ 500,000							$ 510,319				$ 565,162				$ 617,001				$ 662,185				$ 700,170			$ 871,471			$ 805,026			$ 912,843			$ 1,063,250	$ 1,184,280
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Bloomberg US 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg US 1-3 Year Government/Credit Index
Accumulated Value				10,000							10,026				10,047				10,476				10,916				10,964			10,573			10,629			11,146			$ 11,808
Diamond Hill Short Duration Securitized Bond Fund | Class I | Bloomberg US 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg US 1-3 Year Government/Credit Index
Accumulated Value				10,000							10,026				10,047				10,476				10,916				10,964			10,573			10,629			11,146			$ 11,808
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Bloomberg US 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg US 1-3 Year Government/Credit Index
Accumulated Value				$ 500,000							$ 501,315				$ 502,350				$ 523,783				$ 545,800				$ 548,214			$ 528,674			$ 531,451			$ 557,312			$ 590,410